5. EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Sep. 30, 2022
Notes
5. EXPLORATION AND EVALUATION ASSETS

5.EXPLORATION AND EVALUATION ASSETS

The Company typically obtains its mineral exploration rights by way of direct acquisition from government regulatory authorities, outright purchases from third parties, or by entering into option agreements to acquire such rights subject to future consideration, often inclusive of requirements to complete exploration work on such properties. Such costs, when subsequently incurred by the Company, are also capitalized as non-current assets and included within the Exploration and Evaluation category. The Company will, and has, also subsequently entered into arrangements with other parties to vend certain of these interests utilizing similar mechanisms, based on management’s assessment of what is advantageous to the Company.

Although the Company has taken steps to verify title to its unproven mineral right interests, these procedures do not guarantee the Company's title. Such properties may be subject to prior agreements or transfers and title may be affected by undetected defects.

The Company has mineral property interests in USA (the “USA Properties”) and Yukon Territory of Canada (the “Canada Properties”). Following are summary tables of exploration and evaluation assets and brief summary descriptions of each of the exploration and evaluation assets:

 Exploration and Evaluation Assets for the year ended September 30, 2022

	USA					Canada			Peru

	Horsethief	Twin Canyon	Klondike	Stateline	Others	Haldane	KRL	Others	Yanac	Total

Balance at September 30, 2021	$150,553	$544,274	$49,263	$17,866	$428,519	$4,648,181	$330,269	$1,109,218	$430,236	$7,708,379

Additions during the year
Acquisition costs:
Claim staking	-	-	69	811	-	-	-	-	-	880
Property acquisition	-	20,561	21,931	49,345	-	-	-	-	-	91,837
	-	20,561	22,000	50,156	-	-	-	-	-	92,717
Exploration expenditures:
Aircraft charter	-	-	-	-	-	1,066	-	-	-	1,066
Camp, travel and meals	-	645	50,344	714	-	30,055	-	-	-	81,708
Drilling	-	-	591,169	-	-	55,332	-	-	-	646,501
Field equipment rental	-	-	27,769	-	-	11.731	-	-	-	39,500
Field supplies and maps	-	-	7,462	104	-	786	-	-	-	8,352
Geochemical	-	407	1,535	-	-	-	-	-	-	1,942
Geological consulting	-	8,473	77,439	25,449	5,214	179,177	4,206	-	-	299,958
Legal and accounting	-	3,444	3,729	1,666	2,823	-	-	-	-	11,662
Licence and permits	-	15,870	18,159	8,364	14,869	-	-	1.995	-	59,257
Management fees	-	-	15,078	4,797	-	-	-			19,875
Permitting	-	16,173	98,901	7,722	-	13,823	2,500	-	-	139,119
Reclamation	-	-	10,525	-	-	-	-	-	-	10,525
Reporting, drafting, sampling, and analysis	-	273	205	12,953	-	23,845	-	-	-	37.276
Trenching	-	274	86.340	394	-	-	-	-	-	87,008
	-	45,559	988,655	62,163	22,906	315,765	6.706	1,995	-	1,443,749
Less:
Option payment received		-	(325,000)	(87,500)	-	-	-	-	-	(412,500)
Proceeds received in excess of exploration and evaluation asset costs – recognized as income		-	310,210	31,756	-	-	-	-	-	341,966
Recovered exploration expenditures	-	-	(1,041,494)	(73,168)	(3,304)	-	-	(40,000)	-	(1,157,966)
Write-down of properties	(146,089)	-	-	-	(110,687)	-	(336,975)	-	(444,295)	(1,038,046)

Net additions	(146,089)	66,120	(45,629)	(16,593)	(91,085)	315,765	(330,269)	(38,005)	(444,295)	(730,080)

Foreign currency translation	(4,464)	41,266	(3,634)	(1,273)	1,262	-	-	-	14,059	47.216

Balance at September 30, 2022	$-	$651,660	$-	$-	$338,696	$4,963,946	$-	$1,071,213	$-	$7,025,515

 Exploration and Evaluation Assets for the year ended September 30, 2021

	USA						Canada				Peru

	Horsethief	Twin Canyon	Bellview	BP	Strategic Alliance Program	Others	Haldane	KRL	Tim	Others	Yanac	Total

Balance at September 30, 2020	$178,638	$351,336	$97,786	$260,569	$-	$23,546	$1,627,078	$257,487	$(9,949)	$1,114,250	$424,821	$4,325,562

Additions during the year
Acquisition costs:
Claim staking	-				25,482	7,948	-	-	-	-	-	33,430
Property acquisition	-	19,112	-	-	20,041	-	41,500	63,000	-	-	-	143,653
	-	19,112	-	-	45,523	7,948	41,500	63,000	-	-	-	177,083
Exploration expenditures:
Aircraft charter	-	-	-	-	-	-	33,058	-	-	-	-	33,058
Camp, travel and meals	2,107	8,983	-	1,003	4,283	322	493,970	-	-	-	-	510,668
Drilling	-	-	-	-	-	-	1,547,793	-	-	-	-	1,547,793
Field equipment rental	-	641	-	-	-	-	100,150	-	-	-	-	100,791
Field supplies and maps	-	1,057	-	-	519	-	31,958	-	-	-	-	33,534
Geochemical	38,348	13,962	-	-	-	-	17,977	-	-	-	-	70,287
Geological consulting	12,959	127,600	725	3,719	67,175	8,902	727,772	7,282	-	1,347	18,499	975,980
Geophysics	3,447	-	-	-	-	-	-	-	-	-		3,447
Legal and accounting	-	-	-	-	14	8	43	-	-	-	-	65
Licence and permits	(18,243)	12,577	7,683	32,039	50,908	3,310	8,640	2,500	-	3,570	5,585	108,569
Permitting	-	11,501	-	-	13,708	1,433	-	-	-	-	-	26,642
Reclamation	23,393	-	-		-	-	-	-	-	-	-	23,393
Reporting, drafting, sampling, and analysis	-	11,727	-	-	-	-	18,242	-	-	-	-	29,969
Trenching	-	1,529	-	-	892	-	-	-	-	-	-	2,421
	62,011	189,577	8,408	36,761	137,499	13,975	2,979,603	9,782	-	4,917	24,084	3,466,617
Less:
Recovered exploration expenditures	(92,087)	-	-	-	(115,893)	(13,274)	-	-	-	-	-	(221,254)
Write-down of properties	-	-	-	-	-	(8,469)	-	-	-	-	-	(8,469)

Net additions	(30,076)	208,689	8,408	36,761	67,129	180	3,021,103	72,782	-	4,917	24,084	3,413,977

Foreign currency translation	1,991	(15,751)	178	1,157	-	(66)	-	-	-	-	(18,669)	(31,160)

Balance at September 30, 2021	$150,553	$544,274	$106,372	$298,487	$67,129	$23,660	$4,648,181	$330,269	$(9,949)	$1,119,167	$430,236	$7,708,379

USA

a)Horsethief (Nevada)

On January 27, 2015, the Company signed a binding agreement to acquire eight gold properties in Nevada, USA from Sandstorm Gold Ltd. (“Sandstorm”) by issuing 150,000 shares to Sandstorm and granting a net smelter returns royalty ranging from 0.5% to 1.0%. The Company also granted Sandstorm a right of first refusal on any future metal streaming agreements on these properties. In 2015 and 2016, the Company dropped four of the gold properties. The properties retained are:

•Horsethief

•Bellview (discussed below under “Others – Bellview (Nevada)” section)

•East Walker (discussed below under “Others – East Walker (Nevada)” section)

•Ashby (discussed below under “Others – Ashby (Nevada)” section)

The Horsethief property is located in Lincoln County Nevada, northeast of Pioche. A 2% NSR is payable to a previous owner of the property from production on certain claims on the property while a 1% NSR is payable to Sandstorm on all the claims on the property.

In 2017, the Company acquired new ground by staking an additional 33 BLM Iode mining claims at the Horsethief property.

On March 1, 2019, the Company entered into an option agreement with Hochschild Mining (US) Inc. (“Hochschild”) whereby Hochschild could earn up to a 70% undivided interest in the Horsethief property. During the option period, Hochschild had forwarded a total of $1,601,766 (US$1,200,814) for the Horsethief property. On November 20, 2020, Hochschild terminated the earn-in on the Horsethief project. Thus, the Company retains 100% interest in the Horsethief project.

During the year ended September 30, 2022, the Company dropped the Horsethief property and wrote off $146,089 of capitalized exploration and evaluation costs.

b)Twin Canyon (Colorado)

On June 17, 2020, the Company acquired a lease of the Twin Canyon gold property in southwest Colorado under the following terms:

•Make cash payments of US$26,000 ($34,681) to Myron Goldstein and US$32,000 ($42,685) to Jon Thorson (paid) and issue 250,000 shares to Myron Goldstein and 250,000 shares to Jon Thorson (shares issued);

•500,000 shares on the date that is five business days following the date that the Company, directly or indirectly, stakes any mineral claims adjacent to the property (shares issued);

•500,000 shares on the date that is five business days following the date that the Company enters into a joint venture, option or similar agreement with a third party in respect of the property; and

•500,000 shares on the date that is five business days following the date that the Company, directly or indirectly, commence a drill program in respect of the property.

The Company agreed to assume the terms of Myron Goldstein and Jon Thorson’s commitments under the lease, namely the annual lease payments of US$15,000 for ten years, with the right to extend the lease for two additional terms of ten years each. The original property owner has a 1.5% NSR on the property, two-thirds (1%) of which is purchasable at any time for US$1,000,000. If annual NSR payments exceed US$20,000 in a given year, the Company will not have to make the annual US$15,000 lease payment for that year.

As of September 30, 2022, the Company had spent $651,660 on advancing this property, including the acquisition costs.

c) Klondike (Colorado)

The Company acquired the Klondike property by staking a 100% interest in this property in Colorado.

On June 7, 2021, the Company and Cloudbreak Discovery PLC (“Cloudbreak”) entered into an agreement whereby either company can introduce projects to a Strategic Alliance. Projects accepted into the Strategic Alliance will be held 50/50 as to beneficial ownership but funding of the initial acquisition and any preliminary work programs will be funded 40% by the introducing partner and 60% by the other party. The initial term of the Strategic Alliance is two years and may be extended for an additional two years. The Strategic Alliance is not a separate legal entity of any kind and represents a cost-sharing arrangement only.

The Company and Cloudbreak agreed to accept the Klondike property as part of the Strategic Alliance. As of September 30, 2022, Cloudbreak owed $nil (2021 - $94,044) to the Company for reimbursements related to the Klondike property pursuant to the Alliance Agreement. During the year ended September 30, 2022, Cloudbreak was invoiced $12,943 (US$9,443) (2021 - $94,044 [US$73,812]) for reimbursements related to the Klondike property pertaining to the Strategic Alliance

.

On December 3, 2021, as amended February 1, 2022, the Company and Cloudbreak entered into an option agreement, pursuant to which it granted Allied an option to earn a 100% interest in the Klondike property. The Company and Cloudbreak are to each receive 50% of the option payments. Allied can earn a 100% interest in the Klondike property by (i) incurring $4.75 million in exploration expenditures on the property over four years, with expenditure shortfalls able to be paid in cash to the Company and Cloudbreak, (ii) issuing 7 million common shares over two years, (iii) making cash payments totaling $400,000 over four years and (iv) issuing 3,000,000 warrants exercisable for a three-year term at a price equal to the greater of (i) $0.23 and (ii) the 10-day VWAP of Allied’s common shares at the time of the issuance, as follows:

c)Klondike (Colorado) – continued

		Option Payment
Date/Period	Expenditures	Cash	Shares	Warrants
On the Effective Date	None	$50,000 (Company’s portion of $25,000 received)	None	None
On the Closing Date (February 3, 2022)	None	$150,000 (Company’s portion of $75,000 received)	2,000,000 (Company’s portion 1,000,000 shares received)	None
On or before 1st anniversary of the Closing Date	$500,000	None	2,000,000	None
On or before 2nd anniversary of the Closing Date	$750,000	None	3,000,000	None
On or before 3rd anniversary of the Closing Date	$1,500,000	$100,000	None	3,000,000
On or before 4th anniversary of the Closing Date	$2,000,000	$100,000	None	None

Upon Allied’s completion of these option agreement obligations, the Strategic Alliance will transfer a 100% interest in the Klondike property to Allied.

The Strategic Alliance will retain a 2% net smelter royalty which is subject to a buy down provision where Allied may, at its discretion, repurchase half of the royalty for $1,500,000 within 30 days of commercial production.

If Allied files on SEDAR an NI 43-101 technical report establishing the existence of a resource on any portion of the Klondike Property of at least 50,000,000 tonnes of either copper or copper equivalent at a minimum cut-off grade of 0.50% copper or copper equivalent and categorized as a combination of inferred resources, indicated resources and measured resources, then Allied will issue an additional 3,000,000 warrants exercisable for a three year term at a price equal to the greater of (i) $0.23 and (ii) the 10-day VWAP of Allied’s common shares at the time of the issuance.

As at September 30, 2022, Allied had forwarded a total of $1,255,215 (US$915,747) for reimbursements related to the Klondike property and the Company held $226,663 (US$165,364) of restricted cash on behalf of Allied to be spent on the Klondike property, which is recorded as restricted cash.

d) Stateline (Colorado and Utah)

The Company acquired the Stateline property by staking a 100% interest in this property in Colorado and Utah.

The Company and Cloudbreak agreed to accept the Stateline property as part of the Strategic Alliance. As of September 30, 2022, Cloudbreak owed $nil (2021 - $21,849) to the Company for reimbursements related to the Stateline property pursuant to the Alliance Agreement. During the year ended September 30, 2022, Cloudbreak was invoiced $20,244 (US$14,769) (2021 - $21,849 [US$17,149]) for reimbursements related to the Stateline property pertaining to the Strategic Alliance.

On February 9, 2022, the Company and Cloudbreak entered into an option agreement with Allied to explore the Stateline property with the following terms where the Company and Cloudbreak will each receive 50% of the option payments:

Allied can earn a 100% interest in the Stateline property by (i) incurring $3.75-million in exploration expenditures on the property over four years, with expenditure shortfalls able to be paid in cash to the Company and Cloudbreak, (ii) issuing 4.25 million common shares and (iii) making cash payments totaling $315,000 over three years, as follows.

		Option Payment
Date/Period	Expenditures	Cash	Shares
On the Effective Date	None	$40,000 (Company’s portion of $20,000 received)	None
On the Closing Date (September 8, 2022)	None	$50,000 (Company’s portion of $25,000 received)	500,000 (Company’s portion 250,000 shares received)
On or before 1st anniversary of the Closing Date	$500,000	$50,000	750,000
On or before 2nd anniversary of the Closing Date	$750,000	$75,000	1,500,000
On or before 3rd anniversary of the Closing Date	$1,000,000	$100,000	1,500,000
On or before 4th anniversary of the Closing Date	$1,500,000	None	None

The Strategic Alliance will retain a 2% net smelter royalty which is not subject to a buy down provision.

If Allied acquires additional mineral tenures within the Area of Interest (the “AOI”), it will issue the Strategic Alliance additional common shares on a sliding scale that is proportional to the area of the acquired mineral tenures. Conversely, if the Strategic Alliance acquires mineral tenures within the AOI, it will first offer them to Allied and be compensated on that same sliding scale, should Allied choose to acquire them.

d) Stateline (Colorado and Utah) – continued

As of September 30, 2022, Allied had forwarded a total of $60,342 (US$44,023) for reimbursements related to the Stateline property. The Company held $7,418 (US$5,412) of restricted cash on behalf of Allied to be spent on the Klondike property, which is recorded as restricted cash. Subsequent to September 30, 2022, Allied forwarded another US$30,000 to the Company.

e) Others – Sinbad (Colorado)

The Company acquired the Sinbad property by staking a 100% interest in this property in Colorado. Even though the Sinbad property did not get accepted as part of the Strategic Alliance, Cloudbreak agreed to reimburse the Company $10,078 for the amounts spent on obtaining this property as of September 30, 2021 (received during 2021).

During the year ended September 30, 2021, the Company dropped the Sinbad property and wrote off $8,469 of capitalized exploration and evaluation costs.

f) Others - Bellview (Nevada)

The Bellview property is located in White Pine County Nevada, near the Bald Mountain Gold Mine. A 2% NSR is payable to a previous owner of the property and a 1% NSR is payable to Sandstorm from production from all the claims on the property.

During the year ended September 30, 2022, the Company dropped the Bellview property and wrote off $110,687 of capitalized exploration and evaluation costs.

g) Others - BP (Nevada)

On June 10, 2013, the Company purchased from Almaden Minerals Ltd. (“Almaden”) the BP property in Nevada, USA. A 2% NSR is payable to Almadex Minerals Limited (“Almadex”) on future production on the property after Almaden transferred the NSR right to Almadex.

In 2017, the Company acquired new ground by staking an additional 48 BLM Iode mining claims at the BP property.

h) Others – Ashby (Nevada)

On August 2, 2017, the Company signed an exploration lease agreement to lease the Ashby gold property to Nevada Canyon Gold Corp. (“Nevada Canyon”). Under the terms of the agreement, Nevada Canyon made a US$1,000 payment on signing, will make annual payments of US$2,000 and will grant a 2% Net Smelter Royalty (“NSR”) on future production from the Lazy 1-3 claims comprising the Ashby property. Nevada Canyon will also be responsible for all claim fees and certain reclamation work to be undertaken on the property. The initial term of the lease is 10 years and can be extended for an additional 20 years.

A 2% NSR is payable to NER and a 1% NSR is payable to Sandstorm on production from the property.

h) Others – Ashby (Nevada) – continued

During the year ended September 30, 2022, Nevada Canyon reimbursed the Company $3,304 (2021 – $3,196) which includes US$543 (2021 – US$543) for the 2022 annual property claim fee and US$2,000 (2021 – US$2,000) for the 2022 annual payment.

i) Others – East Walker (Nevada)

The East Walker property is located in Lyon County, west of Hawthorne. A 2% NSR is payable to NER from production from some claims on the property and a 1% NSR is payable to Sandstorm from all the claims on the property.

Canada

j) Haldane (Yukon)

On March 2, 2018, the Haldane property, located in the Yukon Territory, Canada, was purchased from Equity Exploration Consultants Ltd. (“Equity”). Equity has a 2% NSR royalty on the Haldane property.

The Company purchased the Haldane property from Equity for the following consideration:

•issue 2 million shares to Equity upon receipt of TSX-Venture approval (shares issued);

•make two staged cash payments of $50,000 each to Equity by June 30, 2018 (paid) and June 30, 2019 (paid);

•make a final $100,000 cash payment or issue the number of shares of equivalent value at the Company’s election, on June 30, 2019 ($25,000 paid and shares of $75,000 issued); and

•make bonus share payments to Equity:

oissue 250,000 shares to Equity upon the public disclosure of a Measured Mineral Resource (as such term is defined in National Instrument 43-101- Standards of Disclosure for Mineral Projects) of 5 million oz silver-equivalent at 500g/t silver-equivalent; and

o500,000 shares to be issued upon the decision to commence construction of a mine or processing plant.

On April 12, 2018, the Company purchased the Nur, Clarkston and Fara claims which are contiguous to and grouped with the Haldane property from the estate of Yukon prospector John Peter Ross (the “Estate”) for the following consideration:

•issue 100,000 shares to the Estate upon receipt of TSX-Venture approval (shares issued);

•make cash payment of $10,000 to the Estate by June 30, 2018 (paid);

•make cash payment of $20,000 (paid) and issue 125,000 shares (issued) to the Estate by April 12, 2019;

•make cash payment of $20,000 (paid) and issue 125,000 shares (issued) to the Estate by April 12, 2020;

•make cash payment of $25,000 (paid) and issue 150,000 shares (issued) to the Estate by April 12, 2021; and

•make bonus share payments to the Estate as follows:

a)Haldane (Yukon) – continued

oissue 250,000 shares to the Estate upon the public disclosure of a Measured Mineral Resource (as such term is defined in National Instrument 43-101- Standards of Disclosure for Mineral Projects) of 5 million oz silver-equivalent at 500g/t silver-equivalent; and

o500,000 shares to be issued upon the decision to commence construction of a mine or processing plant.

As of September 30, 2022, the Company had spent $4,963,946 (2021 – $4,648,181) on advancing this property, including the acquisition costs.

k) KRL (British Columbia)

On September 1, 2018, the Company optioned the KRL property from prospector Bernie Kreft (“Kreft”), and is located in British Columbia’s prolific Golden Triangle, Canada. Kreft has a 1% NSR royalty on the KRL property.

The Company optioned the KRL property from Kreft for the following consideration:

•make cash payments of $10,000 (paid) and issue 100,000 shares to Kreft upon receipt of TSX-Venture approval (issued);

•make cash payments of $15,000 to Kreft by October 15, 2018 (paid);

•make cash payments of $5,000 by October 31, 2019 (paid) and a further $20,000 by January 1, 2020 (paid) and issue 100,000 shares (issued) to Kreft by September 30, 2019;

•make cash payments of $50,000 (paid) and issue 200,000 shares (issued) to Kreft by September 30, 2020;

•make cash payments of $50,000 (subsequently paid) and issue 200,000 shares (issued) to Kreft by September 30,2021;

•make cash payments of $100,000 and issue 200,000 shares to Kreft by September 30, 2022; and

•make bonus share payments to Kreft as follows:

oissue additional shares upon the disclosure of an NI43-101 inferred resource estimate equal to 1 share per ounce of inferred resource, to a maximum of 350,000 shares; and

o500,000 shares to be issued on the commencement of commercial production.

During the year ended September 30, 2022, the Company dropped the KRL property and wrote off $336,975 of capitalized exploration and evaluation costs.

l)Tim property (Yukon)

On January 24, 2020, the Company entered into an option agreement with a wholly owned subsidiary of Coeur Mining Inc. (“Coeur”) to explore the Tim property in southern Yukon.

Coeur can earn an initial 51% interest in the Tim property by (i) financing $3.55 million in exploration over five years and (ii) making scheduled cash payments totaling $275,000 over five years as follows.

Date/Period	Expenditures	Option Payment
On the Effective Date	None	$10,000 (received)
On or before 1st anniversary of the Class 1 Notification Date	$50,000	$15,000 (received)
On or before 2nd anniversary of the Class 1 Notification Date	$500,000	$25,000 (received)
On or before 3rd anniversary of the Class 1 Notification Date	$500,000	$50,000
On or before 4th anniversary of the Class 1 Notification Date	$1,000,000	$75,000
On or before 5th anniversary of the Class 1 Notification Date	$1,500,000	$100,000

(*) Class 1 Notification Date is December 16, 2020.

After earning an initial 51% interest in the property, to increase its interest to 80%, Coeur must finance a feasibility study and notify the Company of its intention to develop a commercial mine on the property on or before the eighth anniversary from the date of notification of the Class 1 exploration permit, as well as pay an additional $300,000 to the Company as follows:

Date/Period	Option Payment
On or before 6th anniversary of the Class 1 Notification Date	$100,000
On or before 7th anniversary of the Class 1 Notification Date	$100,000
On or before 8th anniversary of the Class 1 Notification Date	$100,000

m)Others – White River (Yukon)

In 2010, the Company acquired the White River property through staking. The White River property is located in the Yukon Territory, northwest of Whitehorse.

n) Others – Goz Creek and MOR (Yukon)

On July 23, 2007, the Company purchased from Almaden certain properties in the Yukon and Almaden assigned the 2% NSR royalty on future production from these mineral claims to Almadex:

•Goz Creek – located 180 kilometers north east of Mayo, Yukon.

•MOR – located 35 kilometers east of Teslin, Yukon and is 1.5 kilometers north of the paved Alaska Highway.

As of September 30, 2022, the Company had spent $1,071,213 (2021 - $1,119,167) on advancing these properties, net of recoveries.

Peru

On April 29, 2015, the Company acquired the Yanac property which is located in Chincha region of the Department of Ica, south-central Peru.

o)Yanac

On February 27, 2013, Cliffs Natural Resources Exploration Inc., a wholly owned subsidiary of Cliffs Natural Resources Inc. (“Cliffs”) and the Company’s wholly-owned subsidiary entered into a Limited Liability Company Membership Agreement (“agreement”) in respect of the Yanac property. In December 2015, Cliffs’ interest in Yanac was acquired by 50 King Capital Exploration Inc. (“50 King”), a private company, which took over all previous obligations of Cliffs.

On July 6, 2016, 50 King terminated the agreement, retaining only a 0.5% net smelter royalty (“NSR”) on the Yanac property based on prior expenditures and transferred the ownership of the property back to the Company.

During the year ended September 30, 2022, the Company dropped Yanac property and wrote off $444,295 of capitalized exploration and evaluation costs.

Mexico

The Company holds a 1% Net Smelter Royalty, capped at $1,000,000, on certain Mexican properties.